Condensed Consolidated Statements of Cash Flows (unaudited) (USD $)	9 Months Ended		12 Months Ended		41 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating Activities
Net loss	$ (7,271,567)	$ (2,880,855)	$ (3,710,289)	$ (4,083,050)	$ (11,295,922)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	99,904	109,044	146,396	135,743	421,858
Stock based compensation	311,907	236,966	350,000		350,000
Common stock and warrants issued to settle liabilities for services	403,483	348,172	282,012	858,413	1,547,461
Amortization of stock issued in advance of services		52,500	472,425	432,013	1,702,080
Non-operating income - grants received	(143,987)		250,833	70,000	350,000
Loss on derivative re-measurement	3,363,561		(865,623)		(865,623)
Changes in operating assets and liabilities:
Prepaid expenses	(61,483)	(81,965)	(50,621)	(25,549)	(76,170)
Other current assets	(88,422)	7,292	5,964	(7,807)	(717)
Accounts payable and accrued liabilities	238,446	(166,093)	34,697	305,655	637,406
Net Cash Used In Operating Activities	(3,148,158)	(2,374,939)	(3,084,206)	(2,314,582)	(7,229,627)
Investing Activities
Purchases of property and equipment	(297,607)	(713)	(714)	(90,685)	(126,264)
Net Cash Used in Investing Activities	(297,607)	(713)	(714)	(90,685)	(126,264)
Financing Activities
Proceeds from issuance of common shares	4,893,529	1,871,500	2,828,250	2,576,375	7,267,854
Grants received	143,987	605,154	819,575		1,495,921
Grants repaid	(33,166)
Proceeds from note payable					59,942
Repayment of notes payable		(1,321)	(54,396)	(102,560)	(546,393)
Cash acquired through reverse merger					100
Net Cash Provided By Financing Activities	5,004,350	2,475,333	3,593,429	2,473,815	8,277,424
Effect of foreign exchange on cash	(27,622)	(2,627)	3,774	(40,019)	(32,829)
Increase in Cash	1,530,963	97,054	512,283	28,529	888,704
Cash - Beginning of Period	888,704	376,421	376,421	347,892
Cash - End of Period	2,419,667	473,475	888,704	376,421	888,704
Supplemental Disclosures of Cash Flow Information
Interest paid	10,274
Income tax paid
Non Cash Financing Activities::
Acquisition of subsidiary for debt					1,000,000
Common stock issued for debt		$ 77,333			$ 1,169,943